Schedule of Investments
(unaudited)
July 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 4.4%
Ambev SA .................. 42,520 $ 86,827
Ambev SA , ADR .............. 2,954 6,085
Auren Energia SA ............. 35,055 73,690
Banco Santander Brasil SA ....... 16,184 81,690
CPFL Energia SA .............. 13,638 78,267
Natura & Co. Holding SA ......... 20,775 54,544
Santos Brasil Participacoes SA .... 32,775 76,431
Ultrapar Participacoes SA ........ 7,611 29,940
487,474
Chile — 1.4%
Empresas CMPC SA ........... 12,015 20,869
Empresas Copec SA ........... 6,040 42,068
Enel Americas SA ............. 928,700 86,917
149,854
China — 23.6%
3SBio, Inc.
(a) (b) (c)
............... 102,500 80,400
Alibaba Group Holding Ltd. ....... 13,892 136,700
Baidu, Inc. , Class A
(a)
........... 3,478 38,563
BOE Technology Group Co. Ltd. , Class
A ...................... 157,000 85,756
Bosideng International Holdings Ltd. . 166,000 83,076
BYD Co. Ltd. , Class A ........... 1,866 63,822
BYD Co. Ltd. , Class H .......... 1,500 44,407
China Construction Bank Corp. , Class
H ...................... 261,000 182,253
China Datang Corp. Renewable Power
Co. Ltd. , Class H ............ 26,000 6,919
China Medical System Holdings Ltd. . 104,000 86,249
CMOC Group Ltd. , Class H ....... 108,000 86,136
COSCO SHIPPING Holdings Co. Ltd. ,
Class A .................. 9,100 16,583
ENN Energy Holdings Ltd. ........ 1,200 8,397
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 1,520
Ganfeng Lithium Group Co. Ltd. , Class
H
(b) (c)
.................... 560 1,176
Geely Automobile Holdings Ltd. .... 60,000 60,963
Goldwind Science & Technology Co.
Ltd. , Class A ............... 361 400
Haier Smart Home Co. Ltd. , Class A . 23,900 90,303
Haier Smart Home Co. Ltd. , Class H . 9,600 31,386
Huatai Securities Co. Ltd. , Class H
(b) (c)
15,600 17,260
Industrial & Commercial Bank of China
Ltd. , Class H ............... 247,000 136,834
KE Holdings, Inc. , ADR .......... 825 11,426
Lenovo Group Ltd. ............. 74,000 95,846
Li Auto, Inc. , Class A
(a)
.......... 1,800 17,608
Li Auto, Inc. , ADR
(a)
............ 175 3,454
LONGi Green Energy Technology Co.
Ltd. , Class A ............... 760 1,528
Meituan , Class B
(a) (b) (c)
........... 13,110 181,530
Midea Group Co. Ltd. , Class A ..... 1,200 10,587
NetEase, Inc. ................ 2,870 52,933
NIO, Inc. , ADR
(a)
.............. 1,960 8,702
PDD Holdings, Inc. , ADR
(a)
....... 267 34,414
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 27,000 117,251
Pop Mart International Group Ltd.
(b) (c)
. 6,000 31,833
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. , Class A .... 2,300 81,932
Tencent Holdings Ltd. ........... 10,800 498,382
Trip.com Group Ltd.
(a)
........... 800 34,153
Weichai Power Co. Ltd. , Class A .... 44,100 84,395
Security
Shares
Shares Value
China (continued)
Weichai Power Co. Ltd. , Class H ... 3,000 $ 4,802
Wuliangye Yibin Co. Ltd. , Class A ... 5,200 91,395
Xinyi Solar Holdings Ltd. ......... 12,000 5,694
2,626,968
Greece — 0.8%
Eurobank Ergasias Services & Holdings
SA ..................... 40,809 93,504
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 16 125
India — 16.6%
ABB India Ltd. ................ 800 75,605
Adani Green Energy Ltd.
(a)
........ 424 9,380
Birlasoft Ltd. ................. 3,239 26,220
Blue Star Ltd. ................ 4,040 83,408
Canara Bank ................. 60,470 83,089
Crompton Greaves Consumer
Electricals Ltd. ............. 15,060 81,305
Dixon Technologies India Ltd.
(c)
.... 618 89,635
Havells India Ltd. .............. 3,965 87,692
HCL Technologies Ltd. .......... 5,578 109,758
ICICI Bank Ltd. ............... 7,554 110,111
Infosys Ltd. .................. 4,864 107,858
Infosys Ltd. , ADR .............. 2,355 52,116
Power Grid Corp. of India Ltd. ..... 26,529 110,498
Praj Industries Ltd. ............. 1,175 9,923
PTC India Ltd. ................ 22,173 59,951
Reliance Industries Ltd. ......... 4,451 160,469
Siemens Ltd. ................. 291 24,848
State Bank of India ............. 10,877 113,716
Strides Pharma Science Ltd. ...... 1,830 23,408
Supreme Industries Ltd. ......... 1,284 82,285
Suzlon Energy Ltd.
(a)
........... 47,152 39,211
Trent Ltd. ................... 1,531 106,999
Voltas Ltd. .................. 4,693 86,374
Zomato Ltd.
(a)
................ 40,223 110,614
1,844,473
Malaysia — 3.7%
CIMB Group Holdings Bhd. ....... 65,200 105,424
IJM Corp. Bhd. ............... 20,700 15,789
Malayan Banking Bhd. .......... 44,900 99,875
Public Bank Bhd. .............. 113,500 104,052
Sime Darby Bhd. .............. 151,100 85,582
410,722
Mexico — 2.0%
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 263 7,899
Grupo Financiero Banorte SAB de CV ,
Class O .................. 14,104 105,914
Wal-Mart de Mexico SAB de CV .... 31,019 103,225
217,038
Poland — 1.2%
Allegro.eu SA
(a) (b) (c)
............. 4,782 43,928
Budimex SA ................. 292 46,992
Santander Bank Polska SA ....... 342 45,068
135,988
Qatar — 0.5%
Commercial Bank PSQC (The) ..... 2,766 3,169
Industries Qatar QSC ........... 2,125 7,633
Masraf Al Rayan QSC ........... 5,545 3,541
Qatar Islamic Bank QPSC ........ 1,752 9,456

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Qatar (continued)
Qatar National Bank QPSC ....... 6,851 $ 28,683
52,482
Russia — 0.0%
(a)(d)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR .......... 27 1
1
Saudi Arabia — 2.9%
Al Rajhi Bank ................ 3,161 72,073
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 347 26,636
Saudi Basic Industries Corp. ...... 5,173 108,647
Saudi Telecom Co. ............. 10,586 108,739
Seera Group Holding
(a)
.......... 1,671 11,049
327,144
South Africa — 0.3%
Sanlam Ltd. ................. 1,156 5,176
Standard Bank Group Ltd. ........ 1,956 23,840
29,016
South Korea — 11.9%
Amorepacific Group ............ 3,571 81,257
CJ Corp. ................... 904 87,733
KB Financial Group, Inc. ......... 680 43,959
KB Financial Group, Inc. , ADR ..... 935 60,972
Korean Air Lines Co. Ltd. ........ 2,333 36,258
LG Chem Ltd. ................ 395 88,829
LG Electronics, Inc. ............ 153 11,651
POSCO Holdings, Inc. .......... 114 29,480
Samsung C&T Corp. ........... 880 100,234
Samsung Electronics Co. Ltd. ..... 9,190 566,676
SK Hynix, Inc. ................ 1,373 196,920
SK, Inc. .................... 150 16,452
1,320,421
Taiwan — 20.9%
ASE Technology Holding Co. Ltd. ... 14,000 65,340
Cathay Financial Holding Co. Ltd. ... 56,978 109,103
Compal Electronics, Inc. ......... 85,000 82,358
CTBC Financial Holding Co. Ltd. ... 97,000 105,286
Delta Electronics, Inc. ........... 9,000 115,594
E.Sun Financial Holding Co. Ltd. ... 119,268 96,629
Evergreen Marine Corp. Taiwan Ltd. . 10,000 51,939
First Financial Holding Co. Ltd. ..... 85,771 76,821
Fubon Financial Holding Co. Ltd. ... 42,000 113,734
Hon Hai Precision Industry Co. Ltd. .. 5,000 30,675
MediaTek, Inc. ................ 4,000 152,341
Primax Electronics Ltd. .......... 30,000 84,041
Quanta Computer, Inc. .......... 4,000 34,079
Realtek Semiconductor Corp. ..... 4,000 63,100
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 1,050,167
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 400 66,320
United Microelectronics Corp. ..... 17,000 27,083
2,324,610
Thailand — 3.9%
Bangchak Corp. PCL , NVDR ...... 72,300 63,945
Bangkok Dusit Medical Services PCL ,
NVDR ................... 129,600 95,538
CP ALL PCL , NVDR ............ 3,200 5,236
Home Product Center PCL , NVDR .. 291,400 74,526
Security
Shares
Shares Value
Thailand (continued)
Kasikornbank PCL , NVDR ........ 4,000 $ 14,776
PTT Exploration & Production PCL ,
NVDR ................... 21,600 88,812
PTT PCL , NVDR .............. 103,900 93,253
436,086
Turkey — 0.7%
Migros Ticaret A/S ............. 4,604 73,359
Yapi ve Kredi Bankasi A/S ........ 8,629 7,869
81,228
United Arab Emirates — 0.5%
First Abu Dhabi Bank PJSC ....... 16,034 56,925
United States — 0.4%
Genpact Ltd. ................. 1,313 45,522
Total Common Stocks — 95.7%
(Cost: $ 9,880,970 ) .............................. 10,639,581
Preferred Securities
Preferred Stocks — 2.3%
Brazil — 2.3%
Banco Bradesco SA (Preference) ... 26,687 58,600
Cia Energetica de Minas Gerais
(Preference) ............... 44,228 85,310
Companhia Paranaense de Energia
(Preference) ............... 10,869 19,293
Itau Unibanco Holding SA (Preference) 14,256 85,670
Petroleo Brasileiro SA (Preference) .. 651 4,289
253,162
Total Preferred Securities — 2.3%
(Cost: $ 269,175 ) ................................ 253,162
Total Long-Term Investments — 98 .0%
(Cost: $ 10,150,145 ) .............................. 10,892,743
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.21%
(e) (f)
.... 320,588 320,588
Total Short-Term Securities — 2 .9%
(Cost: $ 320,588 ) ................................ 320,588
Total Investments — 100.9%
(Cost: $ 10,470,733 ) .............................. 11,213,331
Liabilities in Excess of Other Assets — (0.9) % ............ (100,410)
Net Assets — 100.0% .............................. $ 11,112,921

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 24,750 $ — $ (24,806)
(b)
$ 56 $ — $ — — $ 47
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 326,161 — (5,573)
(b)
— — 320,588 320,588 3,786 —
$ 56 $ — $ 320,588 $ 3,833 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 7 09/20/24 $ 384 $ 1,536
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 487,474 $ — $ — $ 487,474
Chile ............................................... 149,854 — — 149,854
China ............................................... 141,072 2,485,896 — 2,626,968
Greece .............................................. — 93,504 — 93,504
Hungary ............................................. 125 — — 125
India ............................................... 52,116 1,792,357 — 1,844,473
Malaysia ............................................. 99,875 310,847 — 410,722
Mexico .............................................. 217,038 — — 217,038
Poland .............................................. — 135,988 — 135,988
Qatar ............................................... 3,169 49,313 — 52,482
Russia .............................................. — — 1 1
Saudi Arabia .......................................... 135,283 191,861 — 327,144
South Africa ........................................... 5,176 23,840 — 29,016
South Korea .......................................... 60,972 1,259,449 — 1,320,421
Taiwan .............................................. 66,320 2,258,290 — 2,324,610
Thailand ............................................. — 436,086 — 436,086
Turkey .............................................. 7,869 73,359 — 81,228
United Arab Emirates .................................... 56,925 — — 56,925
United States .......................................... 45,522 — — 45,522
Preferred Securities ....................................... 253,162 — — 253,162

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 320,588 $ — $ — $ 320,588
$ 2,102,540 $ 9,110,790 $ 1 $ 11,213,331
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,536 $ — $ — $ 1,536
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)